Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
October 31, 2022
O2T-NPRT1-1222
1.951017.109
Common Stocks - 89.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.6%
GungHo Online Entertainment, Inc.	57,300	848,932
International Games Systems Co. Ltd.	627,000	6,832,966
Warner Bros Discovery, Inc. (a)	1,529,800	19,887,400
		27,569,298
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	503,400	6,987,192
Zappallas, Inc.	264,400	631,238
ZIGExN Co. Ltd.	262,000	644,891
		8,263,321
Media - 0.6%
DMS, Inc.	47,100	391,193
F@N Communications, Inc.	135,800	405,496
Gendai Agency, Inc. (b)	696,900	1,551,323
Nexstar Broadcasting Group, Inc. Class A	91,000	15,588,300
Pico Far East Holdings Ltd.	10,600,000	1,444,905
Proto Corp.	100,000	784,155
Reach PLC	2,397,800	2,525,689
Thryv Holdings, Inc. (a)	116,700	2,387,682
		25,078,743
TOTAL COMMUNICATION SERVICES		60,911,362
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 3.9%
Adient PLC (a)	1,600,000	55,968,000
Brembo SpA (a)	25,000	261,392
Burelle SA	1,156	486,670
Cie Automotive SA	402,900	10,248,791
Compagnie Plastic Omnium SA	290,400	4,072,357
DaikyoNishikawa Corp.	1,455,653	5,873,713
G-Tekt Corp.	1,537,482	13,751,983
IJTT Co. Ltd.	1,367,096	4,652,144
Lear Corp.	389,500	54,027,545
Patrick Industries, Inc.	278,200	12,716,522
Piolax, Inc.	82,500	1,026,430
TBK Co. Ltd.	1,331,500	2,489,371
Yorozu Corp.	632,200	3,669,179
		169,244,097
Automobiles - 0.3%
Harley-Davidson, Inc.	250,400	10,767,200
Distributors - 0.1%
Harima-Kyowa Co. Ltd.	106,300	1,100,210
Yagi & Co. Ltd.	430,400	3,360,533
		4,460,743
Diversified Consumer Services - 0.1%
Cross-Harbour Holdings Ltd.	712,000	937,886
Heian Ceremony Service Co. Ltd.	445,100	2,251,019
Kukbo Design Co. Ltd.	131,700	1,605,512
MegaStudy Co. Ltd.	36,184	278,861
Step Co. Ltd.	22,000	285,551
		5,358,829
Hotels, Restaurants & Leisure - 0.6%
Betsson AB (B Shares)	675,000	4,915,227
Brinker International, Inc. (a)	198,700	6,634,593
Ruth's Hospitality Group, Inc.	758,200	15,755,396
		27,305,216
Household Durables - 2.7%
Ace Bed Co. Ltd.	226,926	5,580,460
Cuckoo Holdings Co. Ltd.	20,000	227,699
D.R. Horton, Inc.	294,600	22,648,848
Emak SpA	276,235	294,828
FJ Next Co. Ltd.	386,300	2,579,750
Helen of Troy Ltd. (a)	325,000	30,751,500
Pressance Corp.	514,700	5,289,092
Tempur Sealy International, Inc.	1,238,200	33,295,198
TopBuild Corp. (a)	104,100	17,711,574
		118,378,949
Multiline Retail - 0.9%
B&M European Value Retail SA	1,642,900	6,078,035
Big Lots, Inc. (c)	1,100,000	20,757,000
Europris ASA (d)	616,426	3,670,279
Gwangju Shinsegae Co. Ltd.	340,394	7,512,268
Lifestyle China Group Ltd. (a)	12,333,500	879,881
Treasure Factory Co. Ltd. (c)	140,100	2,101,100
		40,998,563
Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.	165,500	7,286,965
Arcland Sakamoto Co. Ltd.	525,000	5,207,808
Dick's Sporting Goods, Inc.	114,500	13,025,520
Foot Locker, Inc.	325,000	10,302,500
Formosa Optical Technology Co. Ltd.	532,383	932,586
Fuji Corp.	378,580	3,230,896
Handsman Co. Ltd.	50,400	286,412
JD Sports Fashion PLC	10,072,900	11,255,881
Jumbo SA	945,600	13,447,300
Lookers PLC	1,534,541	1,402,570
Maisons du Monde SA (d)	251,600	2,466,546
Mr. Bricolage SA (a)	311,600	2,488,145
Nafco Co. Ltd.	226,500	2,403,692
Sally Beauty Holdings, Inc. (a)(c)	719,400	9,143,574
The Hour Glass Ltd.	5,018,200	6,912,609
Tokatsu Holdings Co. Ltd.	127,694	291,121
WH Smith PLC (a)	124,200	1,676,431
Williams-Sonoma, Inc. (c)	106,300	13,163,129
		104,923,685
Textiles, Apparel & Luxury Goods - 2.5%
Best Pacific International Holdings Ltd.	32,766,041	4,633,367
Capri Holdings Ltd. (a)	1,551,900	70,890,792
Crocs, Inc. (a)	142,700	10,096,025
Embry Holdings Ltd.	2,968,000	189,053
Gildan Activewear, Inc.	21,300	672,138
Kontoor Brands, Inc.	404,800	14,451,360
Magni-Tech Industries Bhd	4,224,433	1,518,937
PVH Corp.	156,100	8,011,052
Sitoy Group Holdings Ltd.	8,482,000	518,668
		110,981,392
TOTAL CONSUMER DISCRETIONARY		592,418,674
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Jinro Distillers Co. Ltd. (b)	352,702	5,312,819
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	654,562	936,441
		6,249,260
Food & Staples Retailing - 2.4%
Acomo NV	566,171	10,586,090
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	200,000	8,955,114
Belc Co. Ltd.	25,000	956,656
BJ's Wholesale Club Holdings, Inc. (a)	230,500	17,840,700
Create SD Holdings Co. Ltd.	285,600	6,088,651
Daiichi Co. Ltd.	200,000	1,069,303
Genky DrugStores Co. Ltd.	77,200	1,970,302
MARR SpA (a)	750,000	7,901,059
Medical Ikkou Co. Ltd.	3,700	63,452
OM2 Network Co. Ltd.	181,200	1,290,499
Qol Holdings Co. Ltd.	150,000	1,237,769
Sprouts Farmers Market LLC (a)	988,100	29,148,950
Valor Holdings Co. Ltd.	52,700	609,597
Walgreens Boots Alliance, Inc.	386,700	14,114,550
YAKUODO Holdings Co. Ltd.	150,000	2,810,451
		104,643,143
Food Products - 0.4%
Ajinomoto Malaysia Bhd	1,389,100	3,314,096
Armanino Foods of Distinction	295,444	1,048,826
Bell Food Group AG	6,790	1,654,526
Carr's Group PLC	1,262	1,520
Delfi Ltd.	2,198,920	1,095,111
Delsole Corp.	77,900	212,176
Kaneko Seeds Co. Ltd.	32,100	314,966
Lassonde Industries, Inc. Class A (sub. vtg.)	23,000	1,985,224
LDC SA	18,150	1,675,291
London Biscuits Bhd (a)(e)	5,000,000	21,151
Pickles Holdings Co. Ltd.	200,000	1,386,731
S Foods, Inc.	325,000	5,955,984
		18,665,602
Household Products - 0.0%
Transaction Co. Ltd.	200,000	1,522,580
Personal Products - 0.4%
Hengan International Group Co. Ltd.	332,500	1,289,819
Sarantis SA	2,400,000	15,060,930
		16,350,749
Tobacco - 0.2%
KT&G Corp.	123,030	8,249,006
TOTAL CONSUMER STAPLES		155,680,340
ENERGY - 7.9%
Energy Equipment & Services - 0.3%
Liberty Oilfield Services, Inc. Class A	658,100	11,128,471
Solaris Oilfield Infrastructure, Inc. Class A	22,200	302,364
		11,430,835
Oil, Gas & Consumable Fuels - 7.6%
Antero Resources Corp. (a)	1,138,000	41,719,080
ARC Resources Ltd.	166,200	2,339,866
Civitas Resources, Inc.	847,108	59,221,320
Denbury, Inc. warrants 9/18/23 (a)	38,922	2,245,410
Diamondback Energy, Inc.	75,000	11,783,250
Enterprise Products Partners LP	15,000	378,750
EQT Corp.	1,421,700	59,483,928
Motor Oil (HELLAS) Corinth Refineries SA	216,300	3,715,122
NACCO Industries, Inc. Class A	173,109	9,791,045
Ovintiv, Inc.	463,100	23,456,015
PDC Energy, Inc.	400,000	28,856,000
Range Resources Corp.	761,800	21,696,064
San-Ai Obbli Co. Ltd.	100,000	827,197
Sinopec Kantons Holdings Ltd.	1,198,000	323,551
Southwestern Energy Co. (a)	6,920,600	47,959,758
Star Petroleum Refining PCL (For. Reg.)	3,700,000	1,157,314
TotalEnergies SE sponsored ADR	357,283	19,568,390
		334,522,060
TOTAL ENERGY		345,952,895
FINANCIALS - 12.9%
Banks - 6.5%
Associated Banc-Corp.	973,200	23,697,420
Bar Harbor Bankshares	158,872	4,767,749
Cadence Bank	357,000	9,871,050
Camden National Corp.	46,443	2,021,199
Community Trust Bancorp, Inc.	45,000	2,128,050
East West Bancorp, Inc.	825,000	59,045,250
F & M Bank Corp.	129,494	2,971,887
First Bancorp, Puerto Rico	530,600	8,378,174
First Foundation, Inc.	25,000	399,000
FNB Corp., Pennsylvania	414,900	5,995,305
Nicolet Bankshares, Inc. (a)	73,700	5,622,573
Plumas Bancorp	10,000	331,000
Preferred Bank, Los Angeles	32,100	2,467,527
QCR Holdings, Inc.	233,200	11,825,572
Synovus Financial Corp.	400,300	15,951,955
United Community Bank, Inc.	343,400	13,220,900
Washington Trust Bancorp, Inc.	115,700	5,611,450
Webster Financial Corp.	436,200	23,668,212
Wells Fargo & Co.	1,886,400	86,755,536
West Bancorp., Inc.	100,000	2,247,000
		286,976,809
Capital Markets - 0.9%
ABG Sundal Collier ASA	800,000	424,773
Federated Hermes, Inc.	50,000	1,737,500
Lazard Ltd. Class A	300,000	11,313,000
LPL Financial	41,000	10,481,650
Raymond James Financial, Inc.	111,300	13,148,982
Van Lanschot Kempen NV (Bearer)	94,300	2,036,245
		39,142,150
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	8,704,000	5,089,572
Cash Converters International Ltd.	6,596,000	1,002,044
Discover Financial Services	513,232	53,612,215
Synchrony Financial (c)	2,182,359	77,604,686
		137,308,517
Diversified Financial Services - 0.0%
Zenkoku Hosho Co. Ltd.	42,500	1,403,376
Insurance - 2.0%
ASR Nederland NV	291,000	12,823,226
NN Group NV	284,801	12,060,329
Primerica, Inc.	36,400	5,267,080
Reinsurance Group of America, Inc.	215,000	31,641,550
Selective Insurance Group, Inc.	155,700	15,271,056
Talanx AG	217,200	8,160,913
		85,224,154
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	286,719	1,128,018
Greene County Bancorp, Inc. (c)	123,800	8,245,080
Southern Missouri Bancorp, Inc.	117,600	6,027,000
		15,400,098
TOTAL FINANCIALS		565,455,104
HEALTH CARE - 20.4%
Biotechnology - 6.1%
Amgen, Inc.	380,300	102,814,105
Cell Biotech Co. Ltd.	48,431	380,032
Essex Bio-Technology Ltd.	823,000	333,409
Regeneron Pharmaceuticals, Inc. (a)	57,190	42,821,013
United Therapeutics Corp. (a)	532,600	122,780,278
		269,128,837
Health Care Equipment & Supplies - 0.1%
InBody Co. Ltd.	65,000	935,845
St. Shine Optical Co. Ltd.	142,000	928,939
Value Added Technology Co. Ltd.	107,600	2,272,889
Vieworks Co. Ltd.	25,000	606,907
		4,744,580
Health Care Providers & Services - 13.6%
Centene Corp. (a)	290,500	24,730,265
Cigna Corp.	134,300	43,386,958
Elevance Health, Inc.	264,700	144,730,019
Humana, Inc.	193,900	108,211,712
Laboratory Corp. of America Holdings	150,000	33,279,000
Sinopharm Group Co. Ltd. (H Shares)	7,060,237	13,455,523
Tokai Corp.	86,500	1,098,884
UnitedHealth Group, Inc.	286,100	158,828,412
Universal Health Services, Inc. Class B	610,000	70,680,700
		598,401,473
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	10,000	1,978,400
Pharmaceuticals - 0.5%
Daito Pharmaceutical Co. Ltd.	56,100	965,843
Dawnrays Pharmaceutical Holdings Ltd.	1,925,000	257,496
DongKook Pharmaceutical Co. Ltd.	126,600	1,392,554
Genomma Lab Internacional SA de CV	2,000,000	1,541,412
Jazz Pharmaceuticals PLC (a)	100,100	14,393,379
Towa Pharmaceutical Co. Ltd.	295,700	4,444,598
		22,995,282
TOTAL HEALTH CARE		897,248,572
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.0%
Cadre Holdings, Inc.	582,600	17,110,962
Huntington Ingalls Industries, Inc.	90,600	23,290,542
Rheinmetall AG	10,000	1,625,671
		42,027,175
Air Freight & Logistics - 0.2%
AIT Corp.	304,100	3,082,005
Compania de Distribucion Integral Logista Holdings SA	303,200	6,274,407
Onelogix Group Ltd. (a)	4,600,100	788,857
		10,145,269
Airlines - 0.1%
Jet2 PLC (a)	592,100	5,770,314
Building Products - 1.2%
Builders FirstSource, Inc. (a)	341,500	21,056,890
Euro Ceramics Ltd. (a)(e)	5,000	63
Hayward Holdings, Inc. (a)(c)	1,240,800	11,477,400
KVK Corp.	73,009	814,075
Masonite International Corp. (a)	173,200	12,388,996
Nihon Dengi Co. Ltd.	113,200	2,192,515
Nihon Flush Co. Ltd.	274,680	1,788,159
Noda Corp.	138,600	1,153,951
Sekisui Jushi Corp.	169,800	1,945,857
		52,817,906
Commercial Services & Supplies - 0.4%
Civeo Corp. (a)	243,058	7,534,798
Fursys, Inc.	33,930	651,348
Mitie Group PLC	389,365	318,818
VSE Corp.	159,000	7,360,110
		15,865,074
Construction & Engineering - 0.6%
Boustead Projs. Pte Ltd.	2,549,475	1,503,823
Boustead Singapore Ltd.	9,175,500	5,088,138
Comfort Systems U.S.A., Inc.	103,400	12,747,152
Hokuriku Electrical Construction Co. Ltd.	107,100	488,341
Kawasaki Setsubi Kogyo Co. Ltd.	125,000	381,654
Meisei Industrial Co. Ltd.	72,800	345,163
Nippon Rietec Co. Ltd.	188,646	954,045
Raiznext Corp.	140,500	1,178,274
Seikitokyu Kogyo Co. Ltd.	40,700	224,172
Sumitomo Densetsu Co. Ltd.	18,000	316,675
Totetsu Kogyo Co. Ltd.	20,500	340,391
Watanabe Sato Co. Ltd.	60,000	1,026,934
		24,594,762
Electrical Equipment - 2.1%
Acuity Brands, Inc. (c)	350,000	64,249,500
AQ Group AB	680,205	17,465,322
Atkore, Inc. (a)	35,500	3,383,150
GrafTech International Ltd.	1,500,000	7,635,000
Hammond Power Solutions, Inc. Class A	30,100	445,198
Terasaki Electric Co. Ltd.	110,000	699,082
		93,877,252
Machinery - 2.1%
Crane Holdings Co.	212,900	21,362,386
Daihatsu Diesel Manufacturing Co. Ltd.	214,700	784,035
Daiwa Industries Ltd.	1,100,000	9,232,321
Estic Corp.	261,990	1,492,354
Fujimak Corp.	687,700	3,237,432
Fukushima Industries Corp.	100,000	2,753,959
Hy-Lok Corp.	150,000	2,170,151
Ihara Science Corp.	20,000	302,767
ITT, Inc.	193,200	14,758,548
JOST Werke AG (d)	119,300	5,093,203
Nakanishi Manufacturing Co. Ltd.	169,536	1,766,107
Nansin Co. Ltd.	224,600	706,902
Oshkosh Corp.	223,400	19,659,200
Sakura Rubber Co. Ltd.	40,300	751,551
Sansei Co. Ltd. (b)	489,400	1,063,090
SIMPAC, Inc.	200,000	875,767
TK Group Holdings Ltd.	26,905,000	5,484,066
Tocalo Co. Ltd.	400,000	3,201,184
		94,695,023
Professional Services - 1.9%
Alight, Inc. Class A (a)(c)	819,000	6,789,510
Altech Corp.	194,053	2,621,826
ASGN, Inc. (a)	61,100	5,180,058
Barrett Business Services, Inc.	46,900	4,090,618
CACI International, Inc. Class A (a)	84,500	25,690,535
JAC Recruitment Co. Ltd.	177,000	3,011,601
KBR, Inc.	502,400	25,004,448
Quick Co. Ltd.	586,127	7,627,397
SHL-JAPAN Ltd.	115,582	2,032,664
WDB Holdings Co. Ltd.	125,000	2,157,100
Will Group, Inc.	102,800	985,862
		85,191,619
Road & Rail - 0.7%
Autohellas SA	1,719,398	19,200,904
Hamakyorex Co. Ltd.	95,200	2,128,787
NANSO Transport Co. Ltd.	24,196	197,057
Nikkon Holdings Co. Ltd.	23,800	372,138
Stef SA	117,660	9,371,966
Tohbu Network Co. Ltd.	82,500	432,765
		31,703,617
Trading Companies & Distributors - 3.3%
AerCap Holdings NV (a)	113,200	6,046,012
Alligo AB (B Shares)	448,987	3,314,172
Beacon Roofing Supply, Inc. (a)	331,600	18,685,660
Bergman & Beving AB (B Shares)	62,500	513,984
Canox Corp.	239,900	1,898,936
Chori Co. Ltd.	185,200	2,428,730
Ferguson PLC (c)	81,800	8,937,468
Green Cross Co. Ltd.	84,600	566,105
HERIGE	28,015	894,252
Itochu Corp.	424,100	10,977,914
Kamei Corp.	262,500	1,956,017
Lumax International Corp. Ltd.	800,766	1,633,608
Mitani Shoji Co. Ltd.	2,551,500	25,430,062
Momentum Group Komponenter & Tjanster AB (a)	450,000	2,386,290
Rasa Corp.	54,400	365,484
Rush Enterprises, Inc. Class A	235,500	11,749,095
Sanyo Trading Co. Ltd.	51,500	359,508
Shinsho Corp.	10,000	268,671
Totech Corp.	53,181	1,251,780
Univar Solutions, Inc. (a)	1,551,100	39,522,028
Yuasa Trading Co. Ltd.	207,200	5,162,756
		144,348,532
Transportation Infrastructure - 0.2%
Isewan Terminal Service Co. Ltd.	170,900	747,066
Qingdao Port International Co. Ltd. (H Shares) (d)	17,000,000	7,125,158
		7,872,224
TOTAL INDUSTRIALS		608,908,767
INFORMATION TECHNOLOGY - 7.7%
Electronic Equipment & Components - 3.1%
Advanced Energy Industries, Inc.	188,800	14,849,120
CDW Corp.	134,000	23,156,540
Daido Signal Co. Ltd.	415,200	1,256,532
Elematec Corp.	131,100	1,367,471
Flex Ltd. (a)	591,900	11,589,402
Insight Enterprises, Inc. (a)	91,600	8,657,116
Jabil, Inc.	190,100	12,213,925
Kingboard Chemical Holdings Ltd.	1,955,000	4,821,718
Lacroix SA	333,571	7,680,881
Makus, Inc.	61,400	292,520
Methode Electronics, Inc. Class A (c)	217,100	8,951,033
Nihon Denkei Co. Ltd.	75,000	719,258
Redington (India) Ltd.	1,628,042	2,688,492
Riken Keiki Co. Ltd.	90,000	2,481,590
Shibaura Electronics Co. Ltd. (c)	19,800	622,516
Simplo Technology Co. Ltd.	617,000	4,906,694
TD SYNNEX Corp.	215,100	19,683,801
Thinking Electronic Industries Co. Ltd.	600,000	2,185,775
Vontier Corp.	100,000	1,910,000
VSTECS Holdings Ltd.	10,668,600	5,123,875
		135,158,259
IT Services - 3.3%
Avant Group Corp.	30,000	298,194
Cielo SA	2,655,100	3,058,338
Cognizant Technology Solutions Corp. Class A	453,900	28,255,275
Concentrix Corp.	245,396	29,994,753
Dimerco Data System Corp.	577,528	1,154,913
DTS Corp.	251,003	5,975,659
E-Credible Co. Ltd.	163,300	1,956,415
Enea AB (a)(c)	150,000	1,070,536
Estore Corp.	31,600	296,672
Future Corp.	81,800	920,350
Genpact Ltd.	668,300	32,412,550
Korea Information & Communication Co. Ltd. (a)	65,800	601,610
Neurones	12,000	416,251
Nice Information & Telecom, Inc.	20,549	381,518
Societe Pour L'Informatique Industrielle SA	174,000	8,064,713
Sopra Steria Group	80,700	10,686,738
TDC Soft, Inc.	201,107	1,727,117
TIS, Inc.	177,800	4,800,881
Verra Mobility Corp. (a)	691,700	11,807,319
		143,879,802
Semiconductors & Semiconductor Equipment - 0.6%
Miraial Co. Ltd.	36,900	393,332
MKS Instruments, Inc.	126,400	10,383,760
Phison Electronics Corp.	356,000	3,261,549
Renesas Electronics Corp. (a)	1,564,000	13,084,037
		27,122,678
Software - 0.2%
Cresco Ltd.	200,000	2,330,946
KSK Co., Ltd.	121,900	1,792,080
Miroku Jyoho Service Co., Ltd.	10,000	100,474
System Research Co. Ltd.	200,000	2,704,866
		6,928,366
Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co. Ltd.	100,000	928,074
MCJ Co. Ltd.	366,800	2,318,787
Seagate Technology Holdings PLC	403,900	20,057,674
TSC Auto ID Technology Corp.	200,000	1,159,546
		24,464,081
TOTAL INFORMATION TECHNOLOGY		337,553,186
MATERIALS - 5.3%
Chemicals - 3.7%
Axalta Coating Systems Ltd. (a)	361,800	8,437,176
C. Uyemura & Co. Ltd.	169,300	7,765,063
Daishin-Chemical Co. Ltd.	148,195	1,208,921
EcoGreen International Group Ltd. (e)	1,000,000	242,049
Element Solutions, Inc.	660,800	11,365,760
Huntsman Corp.	587,800	15,729,528
Kuriyama Holdings Corp.	58,100	374,322
LyondellBasell Industries NV Class A	96,100	7,346,845
Nippon Soda Co. Ltd.	31,700	945,489
Scientex Bhd	3,450,000	2,378,807
Scientex Bhd warrants 1/14/26 (a)	810,240	120,816
Sisecam Resources LP	25,000	589,375
Soulbrain Co. Ltd.	29,800	4,273,786
The Mosaic Co.	1,406,600	75,604,750
Toho Acetylene Co. Ltd.	12,400	89,980
Tronox Holdings PLC	1,105,000	13,260,000
Valvoline, Inc.	460,100	13,508,536
		163,241,203
Construction Materials - 0.7%
Eagle Materials, Inc.	156,200	19,104,822
Mitani Sekisan Co. Ltd.	15,800	406,967
RHI Magnesita NV	146,800	3,117,846
Wienerberger AG	395,000	9,032,902
		31,662,537
Containers & Packaging - 0.3%
Mayr-Melnhof Karton AG	65,000	9,250,020
Packaging Corp. of America	10,000	1,202,100
		10,452,120
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit GDR	200,000	4,490,000
Chubu Steel Plate Co. Ltd.	74,800	538,759
Commercial Metals Co.	199,500	9,077,250
Mount Gibson Iron Ltd.	1,649,902	395,760
Rio Tinto PLC sponsored ADR (c)	125,000	6,668,750
Warrior Metropolitan Coal, Inc.	180,000	6,685,200
		27,855,719
TOTAL MATERIALS		233,211,579
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (a)	135,900	21,620,331
UTILITIES - 2.2%
Electric Utilities - 2.1%
PG&E Corp. (a)	6,045,400	90,257,822
Gas Utilities - 0.1%
GAIL India Ltd.	2,156,787	2,378,771
YESCO Co. Ltd.	136,111	3,018,183
		5,396,954
TOTAL UTILITIES		95,654,776
TOTAL COMMON STOCKS (Cost $2,861,929,636)		3,914,615,586

Money Market Funds - 16.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	632,621,146	632,747,670
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	71,924,416	71,931,608
TOTAL MONEY MARKET FUNDS (Cost $704,679,278)		704,679,278

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $3,566,608,914)	4,619,294,864
NET OTHER ASSETS (LIABILITIES) - (5.1)% (h)	(224,246,702)
NET ASSETS - 100.0%	4,395,048,162

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,137	Dec 2022	220,748,550	9,902,265	9,902,265

The notional amount of futures purchased as a percentage of Net Assets is 5.0%

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,355,186 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $22,800,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	883,316,699	2,118,293,680	2,368,862,709	3,852,641	-	-	632,747,670	1.3%
Fidelity Securities Lending Cash Central Fund 3.10%	102,127,498	447,254,476	477,450,366	125,249	-	-	71,931,608	0.2%
Total	985,444,197	2,565,548,156	2,846,313,075	3,977,890	-	-	704,679,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Chori Co. Ltd.	19,661,103	-	16,404,633	117,212	2,505,044	(3,332,784)	-
Fujimak Corp.	4,239,241	-	525,391	-	(387,829)	(88,589)	-
G-Tekt Corp.	25,874,675	-	10,215,009	308,704	(5,458,030)	3,550,347	-
Gendai Agency, Inc.	2,249,460	-	356,155	32,318	(629,218)	287,236	1,551,323
Gwangju Shinsegae Co. Ltd.	10,317,294	-	1,665,392	-	(1,900,336)	760,702	-
Jinro Distillers Co. Ltd.	7,066,028	-	650,181	-	(709,023)	(394,005)	5,312,819
MegaStudyEdu Co. Ltd.	46,771,477	-	38,935,328	-	21,708,197	(29,544,346)	-
Sansei Co. Ltd.	2,312,145	-	792,535	-	96,303	(552,823)	1,063,090
TBK Co. Ltd.	4,315,159	-	815,003	36,902	(1,411,836)	401,051	-
Zappallas, Inc.	1,764,867	-	987,482	-	(3,212,020)	3,065,873	-
Total	124,571,449	-	71,347,109	495,136	10,601,252	(25,847,338)	7,927,232

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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